Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of Comprehensive Income [Abstract]
Net loss	$ (3,434)	$ (2,247)
Other comprehensive income (loss)
Change in foreign currency translation adjustment	195	413
Cash flow hedges:
Change in net unrealized losses	1,689	2,677
Amounts reclassified into net income (loss)	(2,202)	(733)
Net change	(513)	1,944
Other comprehensive income (loss), net	(318)	2,357
Comprehensive income (loss)	$ (3,752)	$ 110